Event occurring after the reporting period	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Event occurring after the reporting period
2 4 .	Event occurring after the reporting period

(a)	Option arrangement
On January 13, 2022, the 2022 Share Incentive Plan was approved by board of directors of the Company. According to the
Plan
,

6,818,182
ordinary shares of the Company are reserved to be issued to officers, directors, employees of the Company or other qualified personnel.

(b)	Raise funding through convertible redeemable preference shares
On January 14 and January 26, 2022, the Company entered into share subscription agreements with 6 shareholders (“Purchasers”), according to which the Company issued

9,923,135
Series A convertible redeemable preference shares (“preferred shares”) with an issuance price of
US$
8.8
per share, for a total cash consideration of
US$
87.3
million (RMB
556.3
million). The issuance costs for Series A preferred shares were RMB
8.6
million.
These Purchasers are entitled to redemption rights, conversion rights and liquidation preferential rights and other shareholder rights. The preferred shares shall be redeemable upon events including, but not limited to, that the Company has not achieved a qualified IPO on or before September 30, 2022.

(c)	Plan of Merger
On February 8, 2022, the Company and RISE Education Cayman Ltd (“RISE”), a company established in the Cayman Islands under the laws of Cayman Islands, executed a definitive Agreement and Plan of Merger (the “Merger Agreement”), pursuant to which the shareholders of the Company will exchange all of the issued and outstanding share capital of the Company for newly issued shares of RISE on the terms and conditions set forth therein in a transaction exempt from the registration requirements under the Securities Act of 1933 (the “Transaction”). Upon consummation of the Transaction, the Company will become a wholly-owned subsidiary of RISE. On April 29, 2022, RISE’s extraordinary general meeting of shareholders (the “EGM”) was held. At the EGM, the shareholders of RISE approved the transactions contemplated in the Merger Agreement.

(d)	Data Striping
In early 2022, the Group entered into a series of transactions to restructure its organization and its EV charging service business. As part of the restructuring, the ownership of mobile application and mini-program (the “Platforms”) which connect EV drivers with charging stations and charging piles, as well as the rights to access and use certain data generated by or in the possession of the Platforms, have been transferred to a third party service provider.